Shareholder Report, Average Annual Return (Details) 194921_Aristotle Value Equity Fund_Class I-2_TSR Annual {Class I-2}	12 Months Ended	60 Months Ended	115 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | Class I-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I-2 (without sales charge)
Average Annual Return, Percent	8.29%	6.24%	10.50%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.80%	12.06%	14.08%
Russell 1000 Value Capped Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Capped Total Return
Average Annual Return, Percent	15.87%	9.43%	10.13%